Financial Instruments And Financial Risk Management - Summary of Company's financial instruments (Detail) - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020
Accounts Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		$ 32,278		$ 23,231
Financial liabilities, at fair value		32,278		23,231
Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		95,442		130,469
Financial liabilities, at fair value		95,442		130,469
Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		19,928		25,924
Financial liabilities, at fair value		19,928		25,924
Current Portion Of Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		20,792		18,040
Financial liabilities, at fair value		20,792		18,040
Deferred Consideration Contingent Consideration and Other Payables Short Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		5
Financial liabilities, at fair value		71,833		19,115
Derivative Liabilities Short-Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		1,172
Derivative Liabilities Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value				17,505
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		118,936		74,468
Financial liabilities, at fair value		118,936		74,468
Deferred Consideration And Contingent Consideration [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value				7,247
LongTerm Notes Payable And Loans Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost		465,079		255,439
Financial liabilities, at fair value		465,079		255,439
Deferred Consideration Contingent Consideration Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		17,651
Cash And Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		223,543		136,339
Financial assets, at fair value		223,543		136,339
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		2,559	[1]	4,435	[2]
Financial assets, at fair value		2,559	[1]	4,435	[2]
Security Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		3,941		3,558
Financial assets, at fair value		3,941		3,558
Accounts Receivable Net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		43,379		29,943
Financial assets, at fair value		43,379		29,943
Loans Receivable ShortTerm [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		747		921
Financial assets, at fair value		1,312		2,438
Loans Receivable Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		505		1,204
Financial assets, at fair value		505		21,223
Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	[3]			3,192
Financial assets, at fair value		5,912		4,360	[3]
Level 1 | Deferred Consideration Contingent Consideration and Other Payables Short Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		12		22
Level 1 | Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		4,710
Level 2 | Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		542		1,049	[3]
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,200		21,700
Level 3 | Deferred Consideration Contingent Consideration and Other Payables Short Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		71,816		19,093
Level 3 | Derivative Liabilities Short-Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		1,172
Level 3 | Derivative Liabilities Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value				17,505
Level 3 | Deferred Consideration And Contingent Consideration [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value				7,247
Level 3 | Deferred Consideration Contingent Consideration Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		17,651
Level 3 | Loans Receivable ShortTerm [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		565		1,517
Level 3 | Loans Receivable Long Term [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value				20,019
Level 3 | Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 660		$ 119	[3]

[1]	Restricted cash balances include various escrow accounts related to investments, acquisitions, facility requirements and building improvements.
[2]	Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.
[3]	Investment balances in the amortized cost column represent equity method investments.